Average Annual Total Returns (dei_DocumentInformationDocumentAxis)	0 Months Ended
Aug. 28, 2012
(Delaware Large Cap Core Fund) | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
Label	Lifetime (8/31/06 to 12/31/11)
1 Year	2.11%
5 Years	(0.25%)
Lifetime	2.92%
(Delaware Large Cap Core Fund) | Class A
Average Annual Return:
Label	Lifetime (8/31/06 to 12/31/11)
1 Year	(3.52%)
5 Years	(1.88%)
Lifetime	(0.32%)
(Delaware Large Cap Core Fund) | Class A | return after taxes on distributions
Average Annual Return:
Label	Lifetime (8/31/06 to 12/31/11)
1 Year	(3.65%)
5 Years	(2.18%)
Lifetime	(0.62%)
(Delaware Large Cap Core Fund) | Class A | return after taxes on distributions and sale of Fund shares
Average Annual Return:
Label	Lifetime (8/31/06 to 12/31/11)
1 Year	(2.12%)
5 Years	(1.63%)
Lifetime	(0.32%)
(Delaware Large Cap Core Fund) | Class C
Average Annual Return:
Label	Lifetime (8/31/06 to 12/31/11)
1 Year
5 Years
Lifetime
(Delaware Large Cap Core Fund) | Institutional Class
Average Annual Return:
Label	Lifetime (8/31/06 to 12/31/11)
1 Year	2.41%
5 Years	(0.71%)
Lifetime	0.79%
(Delaware Large Cap Core Fund) | Class R
Average Annual Return:
Label	Lifetime (8/31/06 to 12/31/11)
1 Year
5 Years
Lifetime
(Delaware Select Growth Fund) | Russell 3000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.18%
5 Years	2.46%
10 years or lifetime	2.74%
(Delaware Select Growth Fund) | Class A
Average Annual Return:
1 Year	1.25%
5 Years	4.14%
10 years or lifetime	3.82%
(Delaware Select Growth Fund) | Class A | return after taxes on distributions
Average Annual Return:
1 Year	1.25%
5 Years	4.14%
10 years or lifetime	3.82%
(Delaware Select Growth Fund) | Class A | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	0.81%
5 Years	3.56%
10 years or lifetime	3.32%
(Delaware Select Growth Fund) | Class B
Average Annual Return:
1 Year	2.64%
5 Years	4.23%
10 years or lifetime	3.80%
(Delaware Select Growth Fund) | Class C
Average Annual Return:
1 Year	5.64%
5 Years	4.60%
10 years or lifetime	3.65%
(Delaware Select Growth Fund) | Institutional Class
Average Annual Return:
1 Year	7.70%
5 Years	5.65%
10 years or lifetime	4.70%
(Delaware Select Growth Fund) | Class R
Average Annual Return:
Label	(Lifetime: 6/2/03–12/31/11)
1 Year	7.17%
5 Years	5.12%
Lifetime	7.36%